INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss	$ 1,047,000	$ 759,000
Net operating loss state	392,000	392,000
Valuation allowance increase	181,606	254,957
Accrued interest or penalties	$ 4,000	$ 0
Income tax examination, description	2017 to 2023 tax years remained subject to examination